Cover	Jul. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2022
Entity File Number	001-40001
Entity Registrant Name	COMPUTE HEALTH ACQUISITION CORP.
Entity Central Index Key	0001828608
Entity Tax Identification Number	85-3449307
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1105 North Market Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19890
City Area Code	(212)
Local Phone Number	829-3500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Trading Symbol	CPUH.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CPUH
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CPUH WS
Security Exchange Name	NYSE